Consolidated shareholders' equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Restricted shares
Disclosure of classes of share capital [Line Items]
Total expense for restricted share plans	€ 138	€ 146
Number of shares not yet fully vested (in shares)	12,995,668	11,550,347
Under 2026 plans
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	5,267,518	0
Under 2025 plans
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,897,342	4,020,451
Under 2024 plans
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,772,461	4,110,089
Under 2023 plans
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	58,347	3,313,588
Under 2022 plans
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	0	106,219